Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Income Tax Rates	Italian companies are subject to two enacted income taxes at the following rates:

	2024	2023	2022
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

Summary of Total Income Taxes

Total income taxes for the years ended December 31, 2024, 2023 and 2022 are allocated as follows:

	2024	2023	2022
Current:
- Domestic	(6)	(1,065)	(838)
- Foreign	(865)	(659)	(1,582)
Total (a)	(871)	(1,724)	(2,420)
Deferred:
- Domestic	—	—	—
- Foreign	187	634	147
Total (b)	187	634	147
Total (a + b)	(684)	(1,090)	(2,273)

Summary of Consolidated Profit (Loss) Before Income Taxes and Non-Controlling Interest

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2024, 2023 and 2022, is analysed as follows:

	2024	2023	2022
Domestic	(6,199)	(12,078)	(7,448)
Foreign	(8,499)	(2,994)	11,009
Total	(14,698)	(15,072)	3,561

Reconciliation of Income Tax Expense

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax to profit before income taxes and non-controlling interests) as follows:

	2024	2023	2022
Expected tax benefit (expense) at statutory tax rates	3,527	3,617	(855)
Effect of:
- Tax exempt income	1,657	4,530	2,618
- Aggregate effect of different tax rates in foreign jurisdictions	(254)	(481)	(79)
- Italian regional tax	(11)	(8)	(28)
- Non-deductible expenses	(3,140)	(5,675)	(1,635)
- Tax effect on unremitted earnings	—	—	(755)
- Chinese withholding tax on income not recoverable	—	(1,100)	—
- Effect of net change in deferred tax assets unrecognised	(2,463)	(1,973)	(1,539)
Actual tax charge	(684)	(1,090)	(2,273)

Summary of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2024 and 2023 are presented below:

Deferred tax assets	31/12/24	31/12/23
Tax loss carry forward	753	704
Inventories obsolescence	886	574
Provision for contingent liabilities	14	390
Other temporary differences	—	2
Intercompany profit on inventories	—	305
Total deferred tax assets	1,653	1,975

Deferred tax liabilities	31/12/24	31/12/23
Withholding tax on unremitted earnings of subsidiaries	(516)	(516)
Withholding tax on liquidation of subsidiaries	(480)	(480)
Unrealised net gains on foreign exchange rate	(2)	(305)
Other temporary differences	—	(5)
Total deferred tax liabilities	(998)	(1,306)

Summary of Movements in deferred Tax Balances

Movements in deferred tax balances occurred during 2022, 2023 and 2024 are analysed as follows:

	Deferred tax assets	Deferred tax liabilities	Total
Balance as at December 31, 2021	1,295	(1,405)	(110)
Recognised in profit or loss	670	(524)	146
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2022	1,965	(1,929)	36
Recognised in profit or loss	10	623	633
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2023	1,975	(1,306)	669
Recognised in profit or loss	(121)	308	187
Recognised in OCI	(201)	—	(201)
Recognised directly in equity	—	—	—
Balance as at December 31, 2024	1,653	(998)	655

Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2024 and 2023.

	31/12/24	31/12/23
Deferred tax assets	1,653	1,975
Deferred tax liabilities compensated	—	(310)
Net deferred tax assets	1,653	1,665
Deferred tax liabilities	(998)	(996)

Summary of Unrecognised Deferred Tax Assets

As at December 31, 2024 and 2023 deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/24		31/12/23
	Gross Amount	Tax effect	Gross Amount	Tax effect
Tax loss carry-forwards	378,307	93,266	367,620	90,025
Provision for contingent liabilities	4,892	1,396	6,588	1,893
Inventory obsolescence	10,989	2,272	7,803	2,197
Allowance for doubtful accounts	3,218	772	3,744	899
Intercompany profit on inventories	7,644	2,203	7,890	2,274
Provision for warranties	1,929	556	2,613	753
Impairment of non-financial assets	3,051	587	2,613	591
Other temporary differences	17,799	3,921	16,141	3,503
Total unrecognised deferred tax assets	427,829	104,973	415,012	102,135

Summary of Tax Loss Carry Forward

As at December 31, 2024 and 2023 the tax losses carried-forward of the Group expire as follows:

	2024	Expire date	2023	Expire date
Expire in five years	7,720	2025-2029	4,582	2024-2028
Expire after five years	127	> 2029	378	> 2028
Never expire	372,675	—	362,660	—
Total	380,522		367,620